OTHER EXPENSE	12 Months Ended
Mar. 31, 2022
OTHER EXPENSE
OTHER EXPENSE

26. OTHER EXPENSE

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Foreign exchange loss	(995,153)	(1,656,562)
Government assistance	16,492	56,390
Total other expense	(978,661)	(1,600,172)